Available-For-Sale Securities - Interest-bearing Investments in Available-For-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 894,507	$ 727,602
Gross Unrealized Gains	436	1,045
Gross Unrealized Losses	181	1,029
Fair Value	894,762	727,618
Money market funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	565,216	485,012
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	565,216	485,012
U.S. government treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	198,031	93,255
Gross Unrealized Gains	133	132
Gross Unrealized Losses
Fair Value	198,164	93,387
Corporate bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	81,599	60,350
Gross Unrealized Gains	223	573
Gross Unrealized Losses	95
Fair Value	81,727	60,923
U.S. agency securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25,529	27,637
Gross Unrealized Gains		119
Gross Unrealized Losses
Fair Value	25,529	27,756
Commercial paper and certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	10,090	7,656
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	10,090	7,656
Government guaranteed debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,766	32,484
Gross Unrealized Gains	80	205
Gross Unrealized Losses
Fair Value	6,846	32,689
Supranational and sovereign debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,318	11,628
Gross Unrealized Gains		16
Gross Unrealized Losses	7
Fair Value	6,311	11,644
Mortgages (including agencies and corporate) [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	958	5,780
Gross Unrealized Gains
Gross Unrealized Losses	79	646
Fair Value	879	5,134
Asset backed obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		3,800
Gross Unrealized Gains
Gross Unrealized Losses		383
Fair Value		$ 3,417